Risk Management - Renegotiated Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) segment	Dec. 31, 2016 CLP ($)
Renegotiated Assets
Total renegotiated financial assets	$ 576,064	$ 547,744
Number of segments for allowances loan losses | segment	2
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.26%
Redefault rate of renegotiated portfolio for retail segment (as a percent)	33.19%
Percentage of extended renegotiated loans for maturity	80.00%
Average term of commercial credit renegotiated loans (in months)	38 months
Maximum percentage of provisions on renegotiated loans	65.00%
Period of default prior to renegotiation (in months)	6 months
Maximum overdue period for provision of decrease in renegotiated payment behaviour	30 days
Period for renegotiated payment behaviour	7 months
Period used to test for impairment of loans	90 days
Loans to customers
Renegotiated Assets
Total renegotiated financial assets	$ 576,064	547,744
Commercial loans
Renegotiated Assets
Total renegotiated financial assets	191,314	172,255
Residential mortgage loans
Renegotiated Assets
Total renegotiated financial assets	17,400	17,466
Consumer loans
Renegotiated Assets
Total renegotiated financial assets	$ 367,350	$ 358,023